ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

October 20, 2025

BY EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re: State Street Institutional Investment Trust (Registration Nos. 333-30810 and 811-09819)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Investment Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 313 to the Trust’s Registration Statement under the Securities Act and Amendment No. 315 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 313/315”), including (i) the Prospectus for State Street Prime Money Market ETF, a series of the Trust (the “Fund”); (ii) the Statement of Additional Information for the Fund; and (iii) other information and the signature pages.

Amendment No. 313/315 is being filed principally for registering the Fund, a new series of the Trust. It is intended that this Amendment No. 313/315 become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114

Information Classification: Limited Access

- 2 -	October 20, 2025

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures

Information Classification: Limited Access